PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 2,743
Balance at end of period	2,671	$ 2,743
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	245
Balance at end of period	222	245
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	3,398	4,810
Additions (cash and non-cash)	83	422
Dispositions	(22)	(1,785)
Foreign currency translation and other	(75)	(49)
Balance at end of period	3,384	3,398
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(655)	(1,045)
Depreciation and impairment expense	(92)	(317)
Dispositions	18	705
Foreign currency translation and other	16	2
Balance at end of period	$ (713)	$ (655)